SCHEDULE OF SUPPLIERS CONCENTRATIONS OF ACCOUNTS PAYABLE (Details) - Accounts Payable [Member] - Supplier Concentration Risk [Member] - USD ($)		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025
TioStone Environmental Limited [Member]
Product Information [Line Items]
Total accounts payable			[1]	$ 56,791
Concentration of risk percentage			[1]	42.48%
Supplier B [Member]
Product Information [Line Items]
Total accounts payable		$ 39,434		$ 45,415
Concentration of risk percentage		25.62%		33.97%
Supplier C [Member]
Product Information [Line Items]
Total accounts payable	[1]			$ 27,884
Concentration of risk percentage			[1]	20.86%
Supplier D [Member]
Product Information [Line Items]
Total accounts payable		$ 23,211			[1]
Concentration of risk percentage		15.08%			[1]
Supplier E [Member]
Product Information [Line Items]
Total accounts payable		$ 58,396			[1]
Concentration of risk percentage		37.95%			[1]

[1]	Less than 10% of total accounts payable